Share Based Compensation - Summary of Shares for All Plans (Parenthetical) (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share based payment arrangement [line Items]
Compensation cost		kr 645	kr 876
2016 plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Outstanding share option vesting percentage	22.00%
Outstanding share option lapsed percentage	78.00%
2015 plan [member]
Disclosure of terms and conditions of share based payment arrangement [line Items]
Outstanding share option vesting percentage	22.00%
Outstanding share option lapsed percentage	78.00%